COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details)	Dec. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2020	¥ 1,545,563,682
2021	188,509,720
Total	1,734,073,402
Purchase Obligation	¥ 1,734,073,402